CREDIT SUISSE OPPORTUNITY FUNDS
Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund
(each, a "Fund" and collectively, the "Funds")

Supplement dated September 29, 2014
to the Prospectus and Summary Prospectus dated February 28, 2014, as amended May 5, 2014

Effective immediately, Dr. Sid Browne, Mark Nodelman and Jonathan Sheridan will join Sheel Dhande as portfolio managers of each Fund, and Dr. Jordan Drachman will no longer be a portfolio manager of either Fund.

As a result of such additions, effective immediately, the following changes are made to each Fund's Prospectus and Summary Prospectus:

The section entitled "Credit Suisse Managed Futures Strategy Fund — Summary — Portfolio Management — Portfolio managers" in the Prospectus and the section entitled "Credit Suisse Managed Futures Strategy Fund — Portfolio Management — Portfolio managers" in the Summary Prospectus are deleted in their entirety and replaced with the following:

The Alternative Liquid Trading Strategies (ALTS)TM group is responsible for the day-to-day portfolio management of the fund. Sheel Dhande, a Vice President of Credit Suisse, Dr. Sid Browne, a Managing Director of Credit Suisse, Mark Nodelman, a Director of Credit Suisse, and Jonathan Sheridan, a Director of Credit Suisse, are the lead portfolio managers of the fund. Mr. Dhande has been a portfolio manager of the fund since inception and Dr. Browne and Messrs. Nodelman and Sheridan have been portfolio managers of the fund since September 2014.

The section entitled "Credit Suisse Multialternative Strategy Fund — Summary — Portfolio Management — Portfolio managers" in the Prospectus and the section entitled "Credit Suisse Multialternative Strategy Fund — Portfolio Management — Portfolio managers" in the Summary Prospectus are deleted in their entirety and replaced with the following:

The Alternative Liquid Trading Strategies (ALTS)TM group is responsible for the day-to-day portfolio management of the fund. Sheel Dhande, a Vice President of Credit Suisse, Dr. Sid Browne, a Managing Director of Credit Suisse, Mark Nodelman, a Director of Credit Suisse, and Jonathan Sheridan, a Director of Credit Suisse, are the lead portfolio managers of the fund. Mr. Dhande has been a portfolio manager of the fund since July 2012 and Dr. Browne and Messrs. Nodelman and Sheridan have been portfolio managers of the fund since September 2014.

The section entitled "Meet the Managers — Managed Futures Strategy Fund" in the Prospectus is deleted in its entirety and replaced with the following:

Sheel Dhande, Dr. Sid Browne, Mark Nodelman, and Jonathan Sheridan are portfolio managers of the Alternative Liquid Trading Strategies (ALTS)TM group and responsible for the day-to-day portfolio management of the Managed Futures Strategy Fund.

The section entitled "Meet the Managers — Multialternative Strategy Fund" in the Prospectus is deleted in its entirety and replaced with the following:

Sheel Dhande, Dr. Sid Browne, Mark Nodelman, and Jonathan Sheridan are portfolio managers of the Alternative Liquid Trading Strategies (ALTS)TM group and responsible for the day-to-day portfolio management of the Multialternative Strategy Fund.

The information in the table in the section entitled "Meet the Managers" in the Prospectus relating to Dr. Jordan Drachman and Sheel Dhande is deleted in its entirety and replaced with the following:

Sheel Dhande, Vice President	Managed Futures Strategy Fund Multialternative Strategy Fund

Mr. Dhande is a member of Credit Suisse's Alternative Liquid Trading Strategies (ALTS)TM group. He joined Credit Suisse in 2008. Prior to joining Credit Suisse, Sheel worked in the Quantitative Portfolio Strategies group in the Fixed Income division at Lehman Brothers where he worked on creating liquid investment strategies that replicate Fixed Income indices and as a trader on the Fixed Income Index swaps desk. Sheel earned his bachelor's degree in Computer Engineering from the University of Pune and a master's from the MIT Media Lab where his area of research was artificial intelligence.

The following information is added to the table in the section in the Prospectus entitled "Meet the Managers":

Dr. Sid Browne, Managing Director	Managed Futures Strategy Fund Multialternative Strategy Fund

Dr. Browne is Head of Research for Credit Suisse's Alternative Liquid Trading Strategies (ALTS)TM group. Previously, Dr. Browne sat on the board of AQR Capital Management and held positions at Brevan Howard US Asset Management and Goldman Sachs. Dr. Browne was the Global Head of Quantitative and Systematic Strategies and Chief Investment Officer at Brevan Howard US Asset Management from 2006 to 2009. Previous to that, Dr. Browne served as the Head of Quantitative Strategies, Research and Risk for Goldman Sachs Asset Management's Alternative Investments and Hedge Fund Strategies Group. Prior to that, Dr. Browne headed the Quantitative Strategy group within Goldman Sachs' Firmwide Risk Management Group. Previous to that, Dr. Browne was a tenured full professor at Columbia Graduate School of Business. He has authored numerous academic papers on analytical and quantitative approaches to asset allocation, portfolio construction and drawdown control methodologies and holds four patents in volatility and risk models and methods (assigned to Goldman Sachs). Dr. Brown holds a Ph.D. in Applied Mathematics from New York University.

Mark Nodelman, CFA, Director	Managed Futures Strategy Fund Multialternative Strategy Fund

Mr. Nodelman is Head of Trading Strategy Development for Credit Suisse's Alternative Liquid Trading Strategies (ALTS)TM group. He joined Credit Suisse in 2014 from Highbridge Capital Management where he was Portfolio Manager for the Highbridge Global Macro and Quantitative Commodity Funds. Previous to that, he spent nine years as a researcher and a Portfolio Manager in the Quantitative Investment Strategies Group at Goldman Sachs, where he developed relative value, timing and event driven trading strategies. Additionally, Mr. Nodelman was responsible for deploying these and other quantitative trading strategies within several of the firm's global macro hedge funds, including the $12bn Global Alpha Fund. Mr. Nodelman holds a B.S. in Economics from The Wharton School of the University of Pennsylvania and an M.B.A. from NYU, Stern School of Business.

Jonathon Sheridan, Director	Managed Futures Strategy Fund Multialternative Strategy Fund

Mr. Sheridan is head of Strategic Trading for Credit Suisse's Alternative Liquid Trading Strategies (ALTS)TM group Mr. Sheridan joined Credit Suisse in 2013 after 16 years at Goldman Sachs & Co. where he most recently was the Head of the Financial Solutions Group, a portfolio management and trading business within the Investment Management Division. In this role, Mr. Sheridan was the lead portfolio manager for the Absolute Return Tracker Fund along with other commingled and separate account mandates implementing systematic and passive strategies. Previously, Mr. Sheridan headed Global Trading for the Goldman Sachs Quantitative Investment Strategies Group which included the $12bn Global Alpha Fund. Mr. Sheridan received his B.B.A. in Finance and Banking from Hofstra University and an M.B.A. from NYU, Stern School of Business.

Shareholders should retain this supplement for future reference.

CS-PRO-16-0914 2014-004

CREDIT SUISSE OPPORTUNITY FUNDS

Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2014

to the Statement of Additional Information dated February 28, 2014, as amended May 5, 2014

Effective immediately, Dr. Sid Browne, Mark Nodelman and Jonathan Sheridan will join Sheel Dhande as portfolio managers of each Fund, and Dr. Jordan Drachman will no longer be a portfolio manager of either Fund.

As a result of such additions, effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The information in the table in the section entitled “Management of the Funds — Portfolio Managers — Portfolio Managers’ Ownership of Securities” relating to the Managed Futures Strategy Fund and the Multialternative Strategy Fund is hereby deleted in its entirety and replaced with the following:

Fund	Name of Portfolio Manager(s)	Dollar Range of Equity Securities in each Fund managed by the named Portfolio Manager*
Managed Futures Strategy Fund
	Sheel Dhande	B
	Dr. Sid Browne	A
	Mark Nodelman	A
	Jonathan Sheridan	A

Multialternative Strategy Fund
	Sheel Dhande	A
	Dr. Sid Browne	A
	Mark Nodelman	A
	Jonathan Sheridan	A

*                                              Key to Dollar Ranges:

A.                                    None

B.                                    $1 - $10,000

C.                                    $10,001 - $50,000

D.                                    $50,001 - $100,000

E.                                     Over $100,000

The information in the table in the section entitled “Management of the Funds — Portfolio Managers — Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed” relating to Dr. Jordan Drachman is deleted and the following information is added to such table:

		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Name of Portfolio Manager(s)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Managed Futures Strategy Fund	Dr. Sid Browne*	2	$83,855,161	11	$2,062,903,670	0	$0

	Mark Nodelman*	2	$83,855,161	11	$2,062,903,670	0	$0

	Jonathan Sheridan*	2	$83,855,161	12	$2,210,254,917	0	$0

Multialternative Strategy Fund	Dr. Sid Browne*	2	$83,855,161	11	$2,062,903,670	0	$0

	Mark Nodelman*	2	$83,855,161	11	$2,062,903,670	0	$0

	Jonathan Sheridan*	2	$83,855,161	12	$2,210,254,917	0	$0

* Information provided as of September 17, 2014.

Shareholders should retain this supplement for future reference.